Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)
Citigroup Commercial Mortgage Securities Inc.
Name of the Issuing Entity	CIK#	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Commercial Mortgage Loans
Citigroup Commercial Mortgage Trust 2007-C6	#0001403924	X	Capmark Finance Inc.	29	$593,819,754	12.49%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Citigroup Global Markets Realty Corp.	119	$1,880,640,687	39.54%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LaSalle Bank National Association	118	$1,911,069,414	40.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$8,539,687	0.21%
			PNC Bank, National Association	52	$370,519,549	7.79%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Commercial Mortgage Trust 2007-6 Total				318	$4,756,049,404	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$8,539,687	0.21%
Grand Total				318	$4,756,049,404	100.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$8,539,687	0.21%

Footnotes:

(1)       For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in the prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2)       In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3)       Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4)       “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5)       “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6)       “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7)       “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8)       “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.